Property and Equipment, Net (Details 2) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended						10 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 General and Administrative Expense [Member]	Jun. 30, 2013 General and Administrative Expense [Member]	Jun. 30, 2014 General and Administrative Expense [Member]	Jun. 30, 2013 General and Administrative Expense [Member]	Jun. 30, 2014 Research and Development Expense [Member]	Jun. 30, 2013 Research and Development Expense [Member]	Jun. 30, 2014 Research and Development Expense [Member]	Jun. 30, 2013 Research and Development Expense [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] General and Administrative Expense [Member]	Dec. 31, 2012 Successor [Member] General and Administrative Expense [Member]	Dec. 31, 2013 Successor [Member] Research and Development Expense [Member]	Dec. 31, 2012 Successor [Member] Research and Development Expense [Member]	Nov. 11, 2012 Predecessor [Member]	Nov. 11, 2012 Predecessor [Member] General and Administrative Expense [Member]	Nov. 11, 2012 Predecessor [Member] Research and Development Expense [Member]
Depreciation	$ 58,000	$ 51,000	$ 116,000	$ 102,000	$ 29,000	$ 26,000	$ 58,000	$ 51,000	$ 29,000	$ 25,000	$ 58,000	$ 51,000	$ 206,000	$ 34,000	$ 130,000	$ 34,000	$ 76,000		$ 94,000	$ 94,000